Accounts Receivable and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of year	$ (78)	$ (68)
Credit loss expensed	(38)	(30)
Credit loss deferred	(44)	(31)
Write-offs, net of recoveries	72	55
Dispositions (Note 21)	6	0
Foreign exchange	2	(4)
Balance, end of year	$ (80)	$ (78)